Other Commitments And Contingencies (Details)		12 Months Ended
	Oct. 20, 2011 USD ($)	Dec. 31, 2015 USD ($) mortgagenotes developmentproject	Dec. 31, 2014 USD ($)
Commitment to fund project development		$ 272,400,000
Property under development		$ 378,920,000	$ 181,798,000
Number Of Mortgage Notes Receivable | mortgagenotes		5
Mortgage notes receivable with commitments		$ 54,500,000
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 22,900,000
Loss Contingency, Damages Sought, Value	$ 800,000,000
Theatre Properties Member
Development Project In Process | developmentproject		7
Commitment to fund project development		$ 24,500,000
Education Property [Member]
Development Project In Process | developmentproject		27
Commitment to fund project development		$ 206,600,000
RecreationProperties [Member]
Development Project In Process | developmentproject		3
Commitment to fund project development		$ 41,300,000
Louisiana Theatre Properties [Member]
Development Project In Process | developmentproject		2
Economic development revenue bond term (in years)		30 years
Deferred assets related to guarantee		$ 9,700,000
Deferred liabilities related to guarantee		9,700,000
Loss contingency		0
Sullivan County Planned Casino and Resort [Member]
Loss Contingency, Damages Sought, Value		1,500,000,000
Concord Resort [Member]
Commitment to fund project development		120,000,000
Loss Contingency, Damages Sought, Value		500,000,000
Adelaar infrastructure [Member]
Commitment to fund project development		90,000,000
Property under development		$ 28,800,000
Minimum [Member] | Louisiana Theatre Properties [Member]
Economic development revenue bond annual fees percentage		2.88%
Maximum [Member] | Louisiana Theatre Properties [Member]
Economic development revenue bond annual fees percentage		4.00%